Employee Benefit Plans (Stock Option Plans) (Details) (USD $)	0 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2006	Dec. 31, 2012	Dec. 31, 2014 stock_option_plan	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Postemployment Benefits [Abstract]
Incentive and non-qualified stock option plans, number of plans			3
Incentive and non-qualified stock option plans, number of shares authorized							150,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested during period, shares		2,200	5,400	5,400
Options vested during period, shares, weighted average exercise price		$ 23.61	$ 23.50	$ 23.50
Options outstanding and exercisable, instrinsic value			$ 0		$ 0	$ 0
Compensation expense related to stock options		5,000	13,000	(3,000)
Unrecognized compensation cost related to non-vested stock options			$ 26,000
Unrecognized compensation cost related to non-vested stock options, period for recognition			3 years
Award annual vesting percentage	100.00%		20.00%
Award expiration period			10 years
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance			50,000		50,000
2008 Equity Incentive Plan [Member] | Stock Options and SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance								50,000
2008 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance								50,000